SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Revenues by market	An analysis of revenues from continuing operations is as follows:

(in thousands of $)	2012	2011	2010
Total operating revenues – dry bulk carrier market	37,315	55,497	40,825